UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-23135

Exact name of registrant as specified in charter:	Oppenheimer Macquarie Global Infrastructure Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23135
Reporting Period: 07/01/2015 - 06/30/2016
OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND

==================== Oppenheimer Macquarie Global Infrastructure Fund ====================

AENA S.A.

Ticker:       AENA           Security ID:  E526K0106
Meeting Date: JUN 28, 2016   Meeting Type: Annual
Record Date:  JUN 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Standalone Financial Statements For       For          Management
2     Approve Consolidated Financial          For       For          Management
      Statements
3     Approve Allocation of Income and        For       For          Management
      Dividends
4     Approve Discharge of Board              For       For          Management
5     Appoint KPMG Auditores as Auditor for   For       For          Management
      FY 2017, 2018 and 2019
6.1   Amend Article 3 Re: Nationality and     For       For          Management
      Registered Office
6.2   Amend Article 15 Re: Convening of       For       For          Management
      General Meetings
6.3   Amend Article 43 Re: Audit Committee    For       For          Management
7     Amend Article 10 of General Meeting     For       For          Management
      Regulations Re: Convening of General
      Meetings
8     Advisory Vote on Remuneration Report    For       For          Management
9     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Macquarie Global Infrastructure Fund

Arthur P. Steinmetz*
Arthur P. Steinmetz
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact